FINANCIAL INSTRUMENTS - Schedule of Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement (Details) - Contingent consideration - Level 3 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Risk adjusted discount rate
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 127,969
Percentage possible decrease in unobservable input	1.00%
Amount of possible decrease in unobservable input	$ 1,297
Percentage of possible increase in unobservable input	1.00%
Amount of possible increase in unobservable input	$ 3,256
Risk adjusted discount rate | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.0417
Risk adjusted discount rate | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.071
Expected revenues
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 127,969	$ 127,969
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 58
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 27
Expected revenues | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	2,825
Expected revenues | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	3,452
Expected EBITDA
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 127,969
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 32,485
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 41,661
Expected EBITDA | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.2300
Expected EBITDA | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.3860